NOTE PAYABLE	12 Months Ended
Jul. 31, 2013
NOTE PAYABLE [Abstract]
NOTE PAYABLE

14. NOTE PAYABLE:

     On December 15, 2004, the Company borrowed $1,000,000 from a former director of the Company, who was also a greater than 10% beneficial owner of the outstanding common stock of the Company. The term of the loan was for a period of three (3) years maturing on December 15, 2007 and was extended for an additional three (3) years maturing on December 15, 2010, at an interest rate of 7.50% per annum. The loan is unsecured. The note is prepayable in whole or in part at any time without penalty. The Company, on November 11, 2010, further extended the note for an additional three (3) years maturing on December 15, 2013, at an interest rate of 5.00% per annum. The constant quarterly payment of interest is $12,500. The interest paid for the year ended July 31, 2013 was $50,000, for 2012 was $50,000 and 2011 was $59,375. The Company intends to refinance the note for a minimum period through December 15, 2014. The lender, a former director, passed away on November 17, 2012.